WARRANT LIABILITIES	12 Months Ended
Feb. 28, 2026
Other Liabilities Disclosure [Abstract]
WARRANT LIABILITIES

NOTE 11 – WARRANT LIABILITIES

On April 14, 2024, the Company received working capital credit facilities of S$50,000 and S$200,000 from investors, Tan Keng Kuat & Sons Pte Ltd and Ng Jian Da, respectively. The working capital loans carry a fixed interest rate of 12% per annum and mature in 24 months. Investors will be granted warrants to purchase shares equivalent to the total utilized amount of the credit facilities at a nominal consideration of SGD1. The number of shares to be issued to the Investor shall be computed based on the Qualified Initial Public Offering (“QIPO”)’s IPO price. The warrants are exercisable within 1 month from a QIPO. The warrants had since expired following one month after QIPO. During the financial year ended February 28, 2026, the Company has fully repaid the outstanding principal and accrued interest for the working capital loans.